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                            Deutsche Asset Management

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                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                                      Investment

Money Market Fund


                                                      [GRAPHIC OMITTED]
                                                      A Member of the
                                                      Deutsche Bank Group

Money Market Fund Investment
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3

              MONEY MARKET FUND INVESTMENT
                 Statement of Assets and Liabilities ...................  5
                 Statement of Operations ...............................  6
                 Statements of Changes in Net Assets ...................  7
                 Financial Highlights ..................................  8
                 Notes to Financial Statements .........................  9

              CASH MANAGEMENT PORTFOLIO
                 Schedule of Portfolio Investments ..................... 11
                 Statement of Assets and Liabilities ................... 16
                 Statement of Operations ............................... 17
                 Statements of Changes in Net Assets ................... 18
                 Financial Highlights .................................. 19
                 Notes to Financial Statements ......................... 20



--------------------------------------------------------------------------------

 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.

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                                        2

Money Market Fund Investment
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Money Market Fund Investment (the 'Fund'), providing a detailed review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Two major factors impacted the money markets over the semi-annual period--the actions of the Federal Reserve Board and a deterioration in credit quality.

First and foremost, the Federal Reserve Board eased interest rates six times since the start of the new year, causing money market yields to dramatically decline.
o On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.
o At each of the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50%. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.
o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.
o On June 27, in a show of restraint, the Federal Reserve Board cut interest rates again, but this time by 0.25%.
o This half-year campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.
o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

As the US economic slowdown accelerated and the equity markets continued to slide through much of the semi-annual period, a deterioration in credit quality of many corporations became more prevalent.
o A number of companies were either downgraded or 'on watch' for possible downgrades by the rating agencies.
o The purchase of high quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in Money Market Fund Investment for the semi-annual period.

                                                               CUMULATIVE                        AVERAGE ANNUAL
                                                            TOTAL RETURNS                         TOTAL RETURNS          ANNUALIZED
   Periods Ended          6 Months   1 Year   3 Years   5 Years     Since   1 Year  3 Years   5 Years     Since    7 Day      7 Day
   June 30, 2001                                                Inception                             Inception  Current  Effective
                                                                                                                   Yield      Yield
-----------------------------------------------------------------------------------------------------------------------------------
 Money Market Fund
   Investment 1
   (inception 7/15/92)       2.52%    5.84%    17.38%    30.31%    53.53%    5.84%    5.49%     5.44%     4.90%    3.91% 2  3.98% 2
-----------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet First Tier
   Retail Money
   Funds Average 3           2.28%    5.38%    16.05%    28.10%    49.29% 4  5.38%    5.08%     5.07%     4.59% 4  3.45%    3.51%
-----------------------------------------------------------------------------------------------------------------------------------

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1    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002. Without such fee waivers the 7-day current and effective yields would have been 3.74% and 3.81%, respectively.
3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
4    Since Inception benchmark returns are for the periods beginning
     July 31, 1992.

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                                        3

Money Market Fund Investment
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LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Portfolio)

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Yankee Certificates   Money Market   Commercial   Eurodollar Certificates   Eurodollar Time   Floating Rate   Funding       Other 1
of Deposit            Funds          Paper        of Deposit                Deposits          Notes           Agreements
6%                    9%             43%          14%                       10%               13%             2%            3%

--------------------------------------------------------------------------------
1 Comprises holdings in securities of less than 2%.

We successfully navigated through the semi-annual period's credit quality problems and the huge volume of downgrades without negative impact to the Fund. Our credit staff was especially aggressive in anticipating potential problems by placing maturity caps on several companies' securities that were subsequently downgraded. In our effort to provide capital preservation, selecting high-grade instruments that have little risk for downgrades by the rating agencies-especially in these uncertain times-continued to be our primary purchasing focus.

Given the subsequent and unprecedented rapid easings by the Federal Reserve Board, we maintained the Fund's weighted average maturity somewhat longer than the benchmark position over the semi-annual period. This, too, became a challenge for several reasons. The short end of the money market yield curve was inverted (ie, yields were highest at the shortest end of the curve). Also, the top-rated corporations were issuing short-term securities when we were extending the Fund's maturity.

MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates one more time. On the one hand, economic growth may continue to stall through the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. If further weakness should develop, we believe the Federal Reserve Board will not hesitate to ease more, confident that resources will eventually become less strained and eliminate lingering inflation pressures.

For the near term, then, we intend to maintain a longer-than-benchmark weighted average maturity for the Fund. We also intend to continue to seek high quality issuers in an effort to avoid potential downgrades, as the economy remains sluggish.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Money Market Fund Investment, and we look forward to continuing to serve your investment needs for many years ahead.


/S/ DARLENE M. RASEL

Darlene M. Rasel
Portfolio Manager of CASH MANAGEMENT PORTFOLIO
June 30, 2001

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                                        4

Money Market Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investment in Cash Management Portfolio, at value ...........    $499,516,183
   Receivable for capital shares sold ..........................         903,360
   Prepaid expenses and other ..................................           8,844
                                                                    ------------
Total assets ...................................................     500,428,387
                                                                    ------------
LIABILITIES
   Due to administrator ........................................          57,876
   Dividend payable ............................................       1,480,060
   Accrued expenses and other ..................................          47,734
                                                                    ------------
Total liabilities ..............................................       1,585,670
                                                                    ------------
NET ASSETS .....................................................    $498,842,717
                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................    $498,831,057
   Accumulated net realized gain from investment transactions ..          11,660
                                                                    ------------
NET ASSETS .....................................................    $498,842,717
                                                                    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................     498,831,048
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................    $       1.00
                                                                    ============

See Notes to Financial Statements.
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                                        5
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Money Market Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income allocated from Cash Management Portfolio, net ......     $ 10,693,651
                                                                   ------------
EXPENSES
   Administration and services fees ..........................          622,614
   Professional fees .........................................           18,758
   Printing and shareholder reports ..........................           12,015
   Registration fees .........................................            6,005
   Trustees fees .............................................            5,115
   Miscellaneous .............................................            1,954
                                                                   ------------
Total expenses ...............................................          666,461
Less: fee waivers and/or expense reimbursements ..............         (313,643)
                                                                   ------------
Net expenses .................................................          352,818
                                                                   ------------
NET INVESTMENT INCOME ........................................       10,340,833
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...............           10,924
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 10,351,757
                                                                   ============

See Notes to Financial Statements.
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                                        6
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Money Market Fund Investment
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STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX            FOR THE
                                                       MONTHS ENDED         YEAR ENDED
                                                    JUNE 30, 2001 1  DECEMBER 31, 2000
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................   $    10,340,833    $    28,645,620
   Net realized gain from investment transactions            10,924             10,720
                                                    ---------------    ---------------
Net increase in net assets from operations ......        10,351,757         28,656,340
                                                    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................       (10,340,833)       (28,645,620)
                                                    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ................     2,406,434,874      4,844,430,757
   Dividend reinvestments .......................         9,425,869         24,013,470
   Cost of shares redeemed ......................    (2,303,424,797)    (5,202,700,953)
   Capital contribution from advisor ............                --            290,463
                                                    ---------------    ---------------
Net increase (decrease) in net assets from
   capital share transactions ...................       112,435,946       (333,966,263)
                                                    ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........       112,446,870       (333,955,543)
NET ASSETS
   Beginning of period ..........................       386,395,847        720,351,390
                                                    ---------------    ---------------
   End of period ................................   $   498,842,717    $   386,395,847
                                                    ===============    ===============

--------------------------------------------------------------------------------
1    Unaudited.

See Notes to Financial Statements.
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                                        7

Money Market Fund Investment
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FINANCIAL HIGHLIGHTS

                                 FOR THE SIX
                                MONTHS ENDED
                                    JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                      2001 1           2000         1999          1998          1997         1996
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ............ $   1.00       $   1.00     $   1.00      $   1.00      $   1.00     $   1.00
                                    --------       --------     --------      --------      --------     --------
INCOME FROM
   INVESTMENT OPERATIONS
   Net investment income ..........     0.02           0.06         0.05          0.05          0.05         0.05
   Net realized gain (loss)
     from investment
     transactions .................     0.00 2         0.00 2       0.00 2        0.00 2       (0.00) 2      0.00 2
                                    --------       --------     --------      --------      --------     --------
Total from investment
   operations .....................     0.02           0.06         0.05          0.05          0.05         0.05
                                    --------       --------     --------      --------      --------     --------
CAPITAL CONTRIBUTIONS
   FROM ADVISOR ...................       --           0.00 2         --            --            --         0.00 2
                                    --------       --------     --------      --------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........    (0.02)         (0.06)       (0.05)        (0.05)        (0.05)       (0.05)
                                    --------       --------     --------      --------      --------     --------
NET ASSET VALUE,
   END OF PERIOD .................. $   1.00       $   1.00       $ 1.00      $   1.00      $   1.00     $   1.00
                                    ========       ========     ========      ========      ========     ========
TOTAL INVESTMENT RETURN ...........     2.52%          6.28%        4.99%         5.35%         5.40%        5.24%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............... $498,843       $386,396     $720,351      $436,604      $426,383     $416,161
   Ratios to average net assets:
     Net investment income ........     5.02% 3        5.99%        4.94%         5.22%         5.27%        5.12%
     Expenses after waivers
        and/or reimbursements,
        including expenses of
        the Cash Management
        Portfolio .................     0.35% 3        0.35%        0.35%         0.35%         0.35%        0.35%
     Expenses before waivers
        and/or reimbursements,
        including expenses of
        the Cash Management
        Portfolio .................     0.52% 3        0.52%        0.52%         0.52%         0.52%        0.51%
---------------------------------------------------------------------------------------------------------------------------

1    Unaudited.
2    Less than $0.01 per share.
3    Annualized.

See Notes to Financial Statements.
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                                        8
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Money Market Fund Investment
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Money Market Fund Investment (the 'Fund') is one of the investment funds offered to investors by the Trust. The Fund began operations on July 15, 1992.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Cash Management Portfolio (the 'Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was approximately 5% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distribution of net realized short-term and long-term capital gains, if any, earned by the Fund will be made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
During the period, the Fund had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.30% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

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                                        9

Money Market Fund Investment
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.17% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.35% of the average daily net assets of the Fund, including expenses of the Portfolio.

In 1996 and 2000, Bankers Trust contributed capital in the amount of $562,004 and $290,463, respectively, to reimburse the Fund for capital losses incurred in prior years. The Fund's 1996 and 2000 Financial Highlights reflect this information.

NOTE 3--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $289,727, of which $285,516 expires in December 2002 and $4,211 expires in December 2005.

--------------------------------------------------------------------------------

Cash Management Portfolio
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SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              CERTIFICATE OF DEPOSIT--0.51%
              American Express Centurion Bank,
$50,000,000     3.79%, 7/23/01 ......... $   50,000,000
                                         --------------
TOTAL CERTIFICATE OF DEPOSIT
   (Amortized Cost $50,000,000) ........     50,000,000
                                         --------------
              EURODOLLAR CERTIFICATES OF
              DEPOSIT--14.72%
              Abbey National Treasury
                Services, PLC:
 15,000,000     5.48%, 7/17/01 .........     15,000,000
100,000,000     4.70%, 7/18/01 .........    100,000,000
 50,000,000     3.90%, 11/30/01 ........     50,000,000
              Banca Intesa Spa,
100,000,000     4.35%, 7/13/01 .........    100,000,000
              Bank of Scotland:
 50,000,000     3.97%, 7/30/01 .........     50,001,413
 35,000,000     4.61%, 9/4/01 ..........     35,001,617
              Banque Bruxelles Lambert:
 50,000,000     4.75%, 7/19/01 .........     50,000,000
 15,000,000     4.54%, 9/26/01 .........     15,001,281
              Barclays Bank PLC,
 25,000,000     5.27%, 10/30/01 ........     25,010,406
              Bayerische Hypo-und
                Vereinsbank AG,
 41,000,000     5.35%, 7/11/01 .........     40,999,897
              Bayerische Landesbank
                Girozentrale,
 35,000,000     5.52%, 7/19/01 .........     35,000,161
              Commerzbank AG:
 30,000,000     5.405%, 7/6/01 .........     30,000,016
 40,000,000     4.74%, 8/20/01 .........     40,000,000
 15,000,000     4.555%, 9/26/01 ........     15,009,141
              Credit Agricole
                Indosuez S.A.,
 35,000,000     4.03%, 6/13/02 .........     35,003,087
              Danske Bank A/S,
 34,000,000     3.67%, 8/28/01 .........     33,992,961
              Dresdner Bank AG,
 50,000,000     3.82%, 12/10/01 ........     50,000,000
              Halifax PLC,
 50,000,000     5.28%, 7/30/01 .........     50,001,866
              Ing Bank N.V.:
 50,000,000     3.99%, 7/5/01 ..........     50,000,042
 40,000,000     5.40%, 7/12/01 .........     40,000,000
              Landesbank Baden
                Wurttemberg:
 50,000,000     5.36%, 7/23/01 .........     50,010,678
 50,000,000     4.34%, 7/24/01 .........     50,002,085
 50,000,000     4.94%, 8/31/01 .........     50,001,188
 40,000,000     4.56%, 9/26/01 .........     40,025,787

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Landesbank Hessen-Thuringen
                Girozentrale:
$40,000,000     4.00%, 8/17/01 ......... $   40,007,537
 25,000,000     4.55%, 9/27/01 .........     24,989,686
 40,000,000     4.76%, 4/22/02 .........     40,152,433
              Lloyds TSB Bank PLC,
 20,000,000     5.00%, 2/5/02 ..........     20,076,574
              Merita Bank PLC,
125,000,000     4.31%, 7/25/01 .........    125,000,790
              Norddeutsche Landesbank
                Girozentrale:
 40,000,000     3.83%, 12/10/01 ........     40,003,226
 50,000,000     3.75%, 1/7/02 ..........     49,975,580
              Westdeutsche Landesbank
                Girozentrale,
 40,000,000     4.34%, 7/2/01 ..........     40,000,000
                                         --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $1,430,267,452) .....  1,430,267,452
                                         --------------
              YANKEE CERTIFICATES OF
              DEPOSIT--5.91%
              Bank Austria AG,
 20,000,000     4.47%, 9/28/01 .........     20,000,000
              Bank of America N.A.,
 37,000,000     4.07%, 11/7/01 .........     37,000,000
              Bank of Nova Scotia,
 45,000,000     4.70%, 9/17/01 .........     45,065,815
              Bank of Scotland,
 20,000,000     4.48%, 9/28/01 .........     19,994,145
              Bayerische Landesbank
                Girozentrale,
 20,000,000     5.05%, 2/26/02 .........     19,997,474
              Canadian Imperial Bank of
                Commerce,
 50,000,000     4.29%, 4/23/02 .........     50,000,000
              Commerzbank AG,
 42,000,000     6.825%, 9/5/01 .........     42,008,979
              Credit Agricole
                Indosuez S.A.,
 40,000,000     5.47%, 7/12/01 .........     40,000,000
              Dexia Bank Belgium,
 20,000,000     4.26%, 5/22/02 .........     20,000,863
              Landesbank Baden
                Wurttemberg:
 50,000,000     3.67%, 12/20/01 ........     50,004,663
 75,000,000     3.845%, 1/3/02 .........     75,001,880
              Natexis Banque
                Populaires:
 30,000,000     4.08%, 7/9/01 ..........     30,000,000
105,000,000     3.85%, 8/6/01 ..........    105,000,000
              Svenska Handelsbanken Inc.,
 20,000,000     4.255%, 6/3/02 .........     19,999,106
                                         --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $574,072,925) .......    574,072,925
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              EURODOLLAR TIME DEPOSITS--9.82%
              Allied Irish Banks Plc,
$50,000,000     3.65%, 12/21/01 ........ $   50,000,000
              Bank of America N.A.,
 25,000,000     4.40%, 7/20/01 .........     25,000,000
              Banque Bruxelles Lambert:
 15,000,000     5.20%, 8/13/01 .........     15,000,000
 50,000,000     3.97%, 8/20/01 .........     50,000,000
              Bayerische Landesbank
                Girozentrale,
 50,000,000     3.93%, 11/30/01 ........     50,000,000
              BNP Paribas,
 30,000,000     4.04%, 11/9/01 .........     30,000,000
              KBC Bank NV:
 12,000,000     5.64%, 7/9/01 ..........     12,000,000
  9,000,000     4.36%, 7/23/01 .........      9,000,000
              Landesbank Baden Wurttemberg:
 40,000,000     4.91%, 9/6/01 ..........     40,000,000
 50,000,000     3.93%, 11/30/01 ........     50,000,000
              Norddeutsche Landesbank
                Girozentrale,
 70,000,000     5.06%, 8/28/01 .........     70,000,000
              Societe Generale,
150,000,000     4.125%, 7/2/01 .........    150,000,000
              Svenska Handelsbanken Inc.,
 20,000,000     4.15%, 10/9/01 .........     20,000,000
              Union Bank of Switzerland,
383,185,716     4.063%, 7/2/01 .........    383,185,716
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $954,185,716) .......    954,185,716
                                         --------------
              FLOATING RATE NOTES 1--13.27%
              Abbey National Treasury Services Plc,
                Monthly Variable Rate,
 35,000,000     3.715%, 10/25/01 .......     34,994,486
              Abbott Laboratories,
                Monthly Variable Rate,
 35,000,000     4.03%, 3/1/02 ..........     35,000,000
              American Express Centurion Bank,
                Monthly Variable Rate:
 60,000,000     4.038%, 12/4/01 ........     60,000,000
 50,000,000     3.96%, 5/14/02 .........     50,000,000
              American Honda Finance Corp.,
                Monthly Variable Rate:
 25,000,000     4.068%, 8/2/01 .........     25,000,000
 35,000,000     3.825%, 6/25/02 ........     35,000,000
              American Honda Finance Corp.,
                Quarterly Variable Rate:
 25,000,000     4.01%, 11/20/01 ........     25,000,000
 30,000,000     4.04%, 5/21/02 .........     30,000,000
 60,000,000     3.928%, 6/10/02 ........     60,000,000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Associates Corp. of North America,
                Quarterly Variable Rate:
$35,000,000     4.378%, 2/4/02 ......... $   35,025,764
 56,400,000     4.155%, 2/22/02 ........     56,448,285
 25,000,000     4.223%, 5/17/02 ........     25,038,110
              Baltimore Gas & Electric,
                Quarterly Variable Rate,
                144a,
 10,000,000     4.585%, 2/15/02 ........     10,000,000
              Bank of America North America,
                Quarterly Variable Rate,
 10,000,000     3.97%, 9/6/01 ..........     10,004,581
              Bank of Austria,
                Quarterly Variable Rate,
 25,700,000     4.71%, 7/16/01 .........     25,699,923
              Bayerische Landesbank
                Girozentrale,
                Monthly Variable Rate,
 50,000,000     3.735%, 10/25/01 .......     49,993,680
              Boeing Capital Corp.,
                Quarterly Variable Rate,
 25,000,000     4.219%, 2/7/02 .........     24,992,034
              Chase Manhattan Corp.,
                Quarterly Variable Rate:
 20,000,000     3.82%, 3/22/02 .........     20,021,109
  7,000,000     4.53%, 4/23/02 .........      7,011,112
              Citigroup Inc.,
                Monthly Variable Rate,
120,000,000     3.96%, 7/12/02 .........    120,000,000
              Commerzbank Ag,
                Monthly Variable Rate,
 45,000,000     4.01%, 8/1/01 ..........     44,998,731
              Credit Suisse First Boston,
                Inc., Daily Variable Rate:
 25,000,000     3.98%, 3/20/02 .........     25,000,000
 20,000,000     3.965%, 5/7/02 .........     20,000,000
              Merrill Lynch & Co., Inc.,
                Daily Variable Rate:
 27,000,000     4.08%, 9/10/01 .........     27,003,818
 30,000,000     4.02%, 1/8/02 ..........     30,000,000
              Merrill Lynch & Co., Inc.,
                Monthly Variable Rate,
 25,000,000     4.081%, 10/11/01 .......     25,007,070
              Paccar Financial Corp.,
                Quarterly Variable Rate,
 20,000,000     4.46%, 4/26/02 .........     20,024,980
              Pitney Bowes Credit Corp.,
                Quarterly Variable Rate,
 21,000,000     3.978%, 4/8/02 .........     21,014,871

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12
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Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Salomon Smith Barney Holding,
                Quarterly Variable Rate:
$ 5,000,000     4.337%, 9/18/01 ........ $    5,007,829
 16,290,000     4.235%, 2/11/02 ........     16,306,868
 46,015,000     4.24%, 5/14/02 .........     46,103,873
              Toyota Motor Credit Corp.,
                Monthly Variable Rate:
 55,000,000     4.028%, 4/2/02 .........     55,000,000
 50,000,000     3.93%, 5/15/02 .........     50,000,000
              Toyota Motor Credit Corp.,
                Quarterly Variable Rate,
 40,000,000     3.88%, 12/7/01 .........     40,000,000
              Unilever Capital Corp.,
                Quarterly Variable Rate,
 20,000,000     3.97%, 9/7/01 ..........     20,000,919
              Verizon Global Funding,
                Quarterly Variable Rate:
 45,000,000     3.737%, 3/20/02 ........     44,977,964
 39,000,000     3.848%, 3/21/02 ........     39,034,294
              Westpac Banking Corp.,
                Quarterly Variable Rate,
 21,000,000     3.86%, 9/13/01 .........     20,999,381
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,289,709,682) .....  1,289,709,682
                                         --------------
              COMMERCIAL PAPER--43.90%
              Asset Portfolio Funding Corp.:
 22,898,000     4.675%, 7/11/01 ........     22,871,238
111,745,000     4.26%, 7/25/01 .........    111,440,867
 50,000,000     3.63%, 9/20/01 .........     49,596,667
 56,674,000     3.77%, 12/10/01 ........     55,718,461
              BAE Systems Holdings, Inc.,
 55,000,000     4.69%, 7/6/01 ..........     54,971,339
              Bavaria Trust Corp.:
 70,000,000     3.90%, 7/2/01 ..........     70,000,000
150,000,000     3.90%, 7/6/01 ..........    149,935,000
 50,000,000     4.72%, 7/16/01 .........     49,909,194
              Bayerische Hypo-und
                Vereinsbank AG,
 40,000,000     5.23%, 7/10/01 .........     39,953,511
              BBL North America Funding
                Corp.:
 60,000,000     3.75%, 7/24/01 .........     59,862,500
 50,000,000     3.68%, 8/20/01 .........     49,749,556
100,000,000     3.675%, 8/22/01 ........     99,479,375
              Cafco,
 14,000,000     3.94%, 7/26/01 .........     13,963,227

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Citicorp,
$30,000,000     3.79%, 7/24/01 ......... $   29,930,517
              Compass Securitization Llc:
 50,000,000     4.65%, 7/13/01 .........     49,928,958
 20,525,000     3.97%, 8/20/01 .........     20,414,091
              Credit Suisse First Boston:
 50,000,000     5.09%, 7/23/01 .........     49,851,542
 20,000,000     5.10%, 7/23/01 .........     19,940,500
 60,000,000     5.12%, 7/6/01 ..........     59,965,867
              Depfa Bank Europe Plc:
100,000,000     4.25%, 7/23/01 .........     99,752,083
100,000,000     4.25%, 7/26/01 .........     99,716,667
100,000,000     4.29%, 7/24/01 .........     99,737,833
              Dexia Delaware Llc,
 37,000,000     4.15%, 7/24/01 .........     36,906,164
              Dorada Finance Inc.,
 25,000,000     4.68%, 7/16/01 .........     24,954,500
              Du Pont (EI) De Nemours & Co.:
 20,640,000     3.93%, 7/19/01 .........     20,601,696
 14,030,000     3.67%, 8/24/01 .........     13,954,195
 10,000,000     3.65%, 8/29/01 .........      9,941,194
              Falcon Asset Securitization
                Corp.,
 20,000,000     3.98%, 7/12/01 .........     19,977,889
              Fortis Funding Llc,
 50,000,000     3.82%, 7/27/01 .........     49,867,361
              Ge Capital International
                Funding Inc.:
 60,000,000     3.91%, 7/5/01 ..........     59,980,450
 30,000,000     4.68%, 7/10/01 .........     29,968,800
 55,000,000     3.97%, 7/19/01 .........     54,896,890
 60,000,000     3.83%, 8/10/01 .........     59,751,050
 40,000,000     3.80%, 10/26/01 ........     39,510,222
              Gillette Co.,
 20,000,000     4.85%, 8/21/01 .........     19,865,278
              GMAC International Finance
                B.V.,
100,000,000     4.15%, 7/2/01 ..........    100,000,000
              Goldman Sachs & Co.:
 30,000,000     5.37%, 7/17/01 .........     29,932,875
 25,000,000     3.75%, 11/29/01 ........     24,609,375
 55,000,000     3.75%, 11/30/01 ........     54,134,896
              Hitachi America Capital,
                Ltd.,
  7,000,000     3.85%, 7/17/01 .........      6,988,771
              J.P. Morgan Chase & Co.,
100,000,000     4.14%, 7/2/01 ..........    100,000,000
              K2 (USA) Llc:
 10,500,000     5.16%, 7/20/01 .........     10,472,910
 24,500,000     4.86%, 7/16/01 .........     24,453,695
 19,000,000     4.75%, 9/4/01 ..........     18,839,556
 56,000,000     4.79%, 9/10/01 .........     55,478,422
 16,850,000     4.55%, 9/24/01 .........     16,671,109
 25,000,000     3.81%, 1/10/02 .........     24,492,000
 17,000,000     3.62%, 1/11/02 .........     16,670,077
 17,000,000     3.62%, 2/15/02 .........     16,610,247

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Mellon Financial Corp.,
$30,000,000     3.91%, 7/27/01 ......... $   29,918,542
              Monte Rosa Capital Corp.:
 50,000,000     3.97%, 7/16/01 .........     49,922,806
 50,000,000     3.94%, 7/18/01 .........     49,912,444
              Moriarty Ltd:
 18,000,000     4.80%, 9/4/01 ..........     17,846,400
 50,000,000     4.56%, 9/26/01 .........     49,455,333
 13,150,000     5.14%, 7/19/01 .........     13,118,082
 65,000,000     5.13%, 8/20/01 .........     64,546,138
              National Rural Utilities Cfc.,
 40,000,000     3.90%, 7/27/01 .........     39,891,667
              Old Line Funding Corp.,
 50,000,000     3.93%, 7/27/01 .........     49,863,542
              Panasonic Finance, Inc.,
 75,000,000     4.145%, 7/2/01 .........     75,000,000
              Pennine Funding Llc:
 50,000,000     4.26%, 7/23/01 .........     49,875,750
 47,500,000     4.30%, 8/1/01 ..........     47,329,792
101,130,000     3.73%, 8/13/01 .........    100,687,641
 15,000,000     3.94%, 9/24/01 .........     14,862,100
 78,000,000     4.55%, 9/25/01 .........     77,161,381
 25,000,000     3.75%, 11/20/01 ........     24,632,812
              Quincy Capital Corp.,
 89,391,000     3.76%, 7/24/01 .........     89,185,599
              Receivables Capital Corp.:
100,000,000     3.85%, 7/13/01 .........     99,882,361
 46,000,000     3.85%, 7/16/01 .........     45,931,128
 11,850,000     3.83%, 7/19/01 .........     11,828,568
 15,000,000     4.29%, 7/27/01 .........     14,955,313
              Rio Tinto Finance Ltd.:
 10,000,000     4.15%, 7/2/01 ..........     10,000,000
 70,538,000     3.90%, 7/3/01 ..........     70,530,327
              Scaldis Capital Ltd.:
  5,621,000     3.95%, 7/12/01 .........      5,614,833
 25,000,000     4.25%, 9/21/01 .........     24,744,063
 25,483,000     4.18%, 10/10/01 ........     25,187,114
              Sheffield Receivables Corp.:
 30,000,000     5.92%, 7/2/01 ..........     30,000,000
 80,000,000     3.81%, 7/20/01 .........     79,847,600
 25,000,000     3.92%, 11/21/01 ........     24,613,444
 15,715,000     3.70%, 12/17/01 ........     15,443,654
              Sony Capital Corp.,
 30,000,000     3.85%, 7/13/01 .........     29,964,708
              Svenska Handelsbanken, Inc.,
 20,000,000     3.77%, 1/4/02 ..........     19,610,433

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Thames Asset Global
              Securitization
              No. 1:
$23,414,000     3.96%, 7/10/01 ......... $   23,393,396
 23,382,000     3.94%, 7/27/01 .........     23,318,024
 25,455,000     3.92%, 8/1/01 ..........     25,371,847
 38,601,000     3.72%, 8/7/01 ..........     38,457,404
 16,390,000     3.77%, 9/17/01 .........     16,257,837
              Three Rivers Funding,
 35,000,000     3.79%, 7/20/01 .........     34,933,675
              Transamerica Finance Corp.,
 10,000,000     4.69%, 7/9/01 ..........      9,990,881
              Tulip Funding Corp.:
137,859,000     3.79%, 7/20/01 .........    137,597,757
 12,058,000     4.57%, 9/4/01 ..........     11,960,035
              Verizon Network Funding
                Corp.:
 47,500,000     3.72%, 8/3/01 ..........     47,342,933
 50,000,000     3.97%, 7/31/01 .........     49,840,097
              Volkswagen Financial
                Services AG,
100,000,000     4.14%, 7/2/01 ..........    100,000,000
              Wells Fargo Bank, N.A.,
100,000,000     3.98%, 7/20/01 .........     99,801,000
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,265,847,076) .....  4,265,847,076
                                         --------------
              MONEY MARKET FUNDS--8.66%
250,000,000   Dreyfus Cash Management
                Fund ...................    250,000,000
205,000,000   J.P. Morgan
                Institutional Prime ....    205,000,000
              Money Fund,
211,381,000   Liquid Assets Portfolio ..    211,381,000
125,000,000   Prime Cash Obligation Fund    125,000,000
 50,000,000   Prime Obligation Fund ....     50,000,000
                                         --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $841,381,000) .......    841,381,000
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14
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Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              FUNDING AGREEMENTS 1--2.42%
              Allstate Life Insurance,
                Quarterly Variable
                Rate, 2,3
$45,000,000     4.966%, 7/2/01 ......... $   45,000,000
              First Allmerica Financial
              Life Insurance:
                Quarterly Variable
                Rate, 2,3
 15,000,000     4.444%, 8/1/01 .........     15,000,000
 45,000,000     4.444%, 2/1/02 .........     45,000,000
              GE Capital Assurance,
                Quarterly Variable
                Rate, 2,3,
 20,000,000     4.07%, 3/1/02 ..........     20,000,000
              GE Life & Annuity
                Assurance Co.,
                Quarterly Variable
                Rate, 2,3,
 40,000,000     4.08%, 9/4/01 ..........     40,000,000
              Travelers Insurance Co.,
                Quarterly Variable
                Rate, 2,3,
 40,000,000     4.946%, 2/25/02 ........     40,000,000
 30,000,000     4.959%, 4/2/02 .........     30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS 1
   (Amortized Cost $235,000,000) .......    235,000,000
                                         --------------
              US GOVERNMENT AGENCY
              DISCOUNT NOTES--0.33%
              FREDN,
 32,371,000     4.87%, 7/20/01 .........     32,292,177
                                         --------------
TOTAL US GOVERNMENT AGENCY DISCOUNT NOTES
   (Amortized Cost $32,292,177) ........     32,292,177
                                         --------------
              AGENCY DISCOUNT NOTES--0.10%
              FFCB,
 10,000,000     4.54%, 2/26/02 .........      9,698,594
                                         --------------
TOTAL DEPOSIT NOTES
   (Amortized Cost $9,698,594) .........      9,698,594
                                         --------------

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              FEDERAL HOME LOAN BANK--0.45%
$10,000,000     4.35%, 6/11/02 ......... $   10,000,000
 33,000,000     5.25%, 5/1/02 ..........     33,267,898
                                         --------------
FEDERAL HOME LOAN BANK
   (Amortized Cost $43,267,898) ........     43,267,898
                                         --------------

              FEDERAL HOME LOAN MORTGAGE--0.77%
 10,000,000     4.25%, 5/29/02 .........     10,000,000
 19,465,000     7.25%, 5/15/02 .........     20,015,164
 25,000,000     4.80%, 4/23/02 .........     25,000,000
 20,000,000     3.90%, 7/3/02 ..........     19,996,800
                                         --------------
TOTAL FEDERAL HOME LOAN MORTGAGE
   (Amortized Cost $75,011,964) ........     75,011,964
                                         --------------

              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--0.61%
 30,000,000     6.375%, 1/16/02 ........     30,361,434
 30,000,000     3.91%, 3/22/02 .........     29,143,058
                                         --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $59,504,492) ........     59,504,492
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
      $9,860,238,976) ......... 101.47%  $9,860,238,976

LIABILITIES IN EXCESS
   OF OTHER ASSETS ............  (1.47)    (143,109,845)
                                ------   --------------
NET ASSETS .................... 100.00%  $9,717,129,131
                                ======   ==============

--------------------------------------------------------------------------------
1    Stated maturity is final maturity not next reset date.
2    Illiquid security.
3    Funding agreement subject to a thirty or ninety day demand feature.
Abbreviations:
FREDN -- Freddie Mac Discount Note
FFCB  -- Federal Farm Credit Bank

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost $9,860,238,976) .....     $9,860,238,976
   Interest receivable ......................................         36,770,186
   Cash .....................................................            633,639
                                                                  --------------
Total assets ................................................      9,897,642,801
                                                                  --------------
LIABILITIES
   Payable for securities purchased .........................        178,986,293
   Due to advisor ...........................................          1,441,198
   Accrued expenses and other ...............................             86,179
                                                                  --------------
Total liabilities ...........................................        180,513,670
                                                                  --------------
NET ASSETS ..................................................     $9,717,129,131
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................     $9,717,129,131
                                                                  --------------
NET ASSETS ..................................................     $9,717,129,131
                                                                  ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...............................................       $ 227,090,080
   Dividends ..............................................          13,194,407
                                                                  -------------
Total investment income ...................................         240,284,487
EXPENSES
   Advisory fees ..........................................           6,753,418
   Administration and services fees .......................           2,251,139
   Professional fees ......................................              41,169
   Trustees fees ..........................................               4,451
   Miscellaneous ..........................................              67,299
                                                                  -------------
Total expenses ............................................           9,117,476
Less: fee waivers and/or expense reimbursements ...........          (1,013,359)
                                                                  -------------
Net expenses ..............................................           8,104,117
                                                                  -------------
NET INVESTMENT INCOME .....................................         232,180,370
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............             241,637
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 232,422,007
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED
                                                         JUNE 30, 2001 1   DECEMBER 31, 2000
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................   $    232,180,370    $    536,614,712
   Net realized gain from investment transactions ...            241,637             157,476
                                                        ----------------    ----------------
Net increase in net assets from operations ..........        232,422,007         536,772,188
                                                        ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ...................     25,114,426,894      54,040,544,759
   Value of capital withdrawn .......................    (24,435,416,788)    (51,872,337,295)
                                                        ----------------    ----------------
Net increase in net assets from capital transactions
   in shares of beneficial interest .................        679,010,106       2,168,207,464
                                                        ----------------    ----------------
TOTAL INCREASE IN NET ASSETS ........................        911,432,113       2,704,979,652
NET ASSETS
   Beginning of period ..............................      8,805,697,018       6,100,717,366
                                                        ----------------    ----------------
   End of period ....................................   $  9,717,129,131    $  8,805,697,018
                                                        ================    ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                  FOR THE SIX
                                 MONTHS ENDED
                                     JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                       2001 1          2000         1999          1998         1997          1996
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...............$9,717,129    $8,805,697   $6,100,717    $5,464,253   $4,039,725    $3,261,910
   Ratios to average net assets:
     Net investment income ........      5.19% 2       6.28%        5.04%         5.37%        5.43%         5.27%
     Expenses after waivers
        and/or reimbursements .....      0.18% 2       0.18%        0.18%         0.18%        0.18%         0.18%
     Expenses before waivers
        and/or reimbursements .....      0.20% 2       0.20%        0.20%         0.20%        0.20%         0.20%

--------------------------------------------------------------------------------
1    Unaudited.
2    Annualized.

See Notes to Financial Statements.
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Cash Management Portfolio
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Cash Management Portfolio (the 'Portfolio'), is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and began operations on July 23, 1990.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are

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Cash Management Portfolio
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended June 30, 2001.

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Money Market Fund Investment                                    CUSIP #055847206
                                                                1660SA (08/01)

Distributed by:
ICC Distributors, Inc.